Award Timing Disclosure	12 Months Ended
Sep. 26, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Award Timing Policies and Practices

We maintain an Equity Granting Policy applicable to all awards of equity-based compensation, including stock options, granted by TE Connectivity. As part of the policy, annual equity awards, including stock option awards, are generally granted to our executives and employees during the open trading window period within the first fiscal quarter of each fiscal year, and awards of ordinary shares to non-employee directors will generally be made annually during the first fiscal quarter of each fiscal year. The MDCC (or our Board of Directors, if to our chief executive officer) also may consider and approve interim or mid-year grants, or grants made on another basis, from time to time based on business needs, new hires, promotions, retention, changing compensation practices or other factors, in the discretion of the MDCC (or our Board of Directors, if to our chief executive officer).

We do not permit timed disclosure of material non-public information for the purpose of affecting the value of executive compensation, including stock option or similar equity awards, and option grants or other awards are not timed in relation to the release of material non-public information. However, our management must advise the MDCC whenever it is aware of material non-public information that is planned to be released to the public in close proximity to the grant of an award.

Stock options are granted with an exercise price equal to the closing market price of our ordinary shares on the New York Stock Exchange on the date of grant.

Award Timing Method	We maintain an Equity Granting Policy applicable to all awards of equity-based compensation, including stock options, granted by TE Connectivity. As part of the policy, annual equity awards, including stock option awards, are generally granted to our executives and employees during the open trading window period within the first fiscal quarter of each fiscal year, and awards of ordinary shares to non-employee directors will generally be made annually during the first fiscal quarter of each fiscal year. The MDCC (or our Board of Directors, if to our chief executive officer) also may consider and approve interim or mid-year grants, or grants made on another basis, from time to time based on business needs, new hires, promotions, retention, changing compensation practices or other factors, in the discretion of the MDCC (or our Board of Directors, if to our chief executive officer).
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not permit timed disclosure of material non-public information for the purpose of affecting the value of executive compensation, including stock option or similar equity awards, and option grants or other awards are not timed in relation to the release of material non-public information. However, our management must advise the MDCC whenever it is aware of material non-public information that is planned to be released to the public in close proximity to the grant of an award.
MNPI Disclosure Timed for Compensation Value	false